Employee Benefit Plans - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,403	$ 1,273	$ 1,112
Medical plans	1,860	1,854	1,826
401(k) match and profit sharing	1,829	1,586	1,290
Periodic pension cost	1,796	1,614	1,430
Other	52	59	63
Total employee benefits	$ 6,940	$ 6,386	$ 5,721